Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Royalties	Fees	Total Payments
Matawinie Project
Total	$ 400,000	$ 630,000	$ 1,030,000
Becancour Battery Material Plant Project
Total		$ 130,000	$ 130,000